BORROWINGS - Borrowings by Currency (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 GBP (£)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 23,776						$ 22,399
Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	23,166						22,399
U.S. dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	15,305						15,436
Euros | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	3,466	€ 2,820					3,578	€ 3,546
Brazilian real | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	1,475		R$ 7,667				1,330		R$ 5,362
Australian dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	994			$ 1,292			1,264			$ 1,801
Indian rupees | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	967		R$ 70,614				0		R$ 0
Canadian dollars | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	923				$ 1,175		772				$ 1,003
British pounds | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	5					£ 4	10					£ 8
Other | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	31						9
Other local currency | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 140						$ 7